Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 28, 2011
Registrant Name	dei_EntityRegistrantName	TIMOTHY PLAN
Central Index Key	dei_EntityCentralIndexKey	0000916490
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 28, 2011
Prospectus Date	rr_ProspectusDate	Jan 31, 2011

Supplement Dated September 27, 2011

to the Statutory Prospectus of the

Timothy Plan Family of Funds

Dated January 31, 2011

The Summary/Statutory Prospectus of the Timothy Plan Family of Funds, dated January 31, 2011, is amended as follows:

The Section of the Statutory Prospectus relating to the Timothy Plan Defensive Strategies Fund, entitled "Principal Investment Strategies", appearing on pages 34 and 55, is deleted and replaced in its entirety with:

PRINCIPAL INVESTMENT STRATEGIES

Real Estate Investment Trusts (REITs), that invest in different kinds of real estate or real estate related assets, including shopping centers, office buildings, hotels, and mortgages secured by real estate, all of which are historically sensitive to both inflation and deflation.

Commodities-based securities, including but not limited to, exchange traded funds (ETFs), other pooled investment fund securities, and commodities-related stocks, for the purpose of providing the opportunity to invest in inflation sensitive physical commodities and/or commodities futures markets . ETFs are investment securities that are registered as investment companies and invest in a basket of other securities, mostly common stocks, that are included in a specific index. Pooled investment fund securities are securities that invest in a basket of other securities, mainly stocks, but are not registered as investment companies and do not trade on an exchange.

Various Fixed Income securities and Treasury-Inflation Protection Securities (TIPS). TIPS have coupon payments and underlying principal that are automatically increased to compensate for inflation as measured by the consumer price index (CPI). The fixed income securities in which the Fund may invest, other than TIPS, include U.S. Treasury bills, notes and bonds, corporate notes and bonds, and federal agency-issued securities.

Cash and cash equivalents.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies by taking large, small, or even no position in any one or more of the Asset Classes in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund's assets will be held in cash and/or cash equivalents.

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund's investment objective. To allow for optimal flexibility, the Fund is classified as a "non-diversified" fund, and, as such the Fund's portfolio may include the securities of a smaller total number of issuers than if the Fund were classified as "diversified".

The Section of the Statutory Prospectus relating to the Timothy Plan Defensive Strategies Fund, entitled "Principal Risks", appearing on pages 35 and 55, is deleted and replaced in its entirety with:

PRINCIPAL RISKS

1.

General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.

Real Estate Investment Trust Risk | The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks. The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

3.

Commodities-based Exchange Traded Funds | Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in Commodity ETFs the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund's risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible the Fund's entire ETF investment could be lost.

4.

Treasury-Inflation Protection Securities Risk | Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Adviser and Investment Managers.

5.

Interest Rate Risk | When interest rates rise, bond prices fall; the higher the Fund's duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund's portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

6.

Credit Risk | The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fund will only invest in investment-grade bonds. The degree of risk for a particular security may be reflected in its credit rating. Bonds rated at the time of purchase BBB by Standard & Poor's, or unrated, but determined to be of comparable quality by the investment manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

7.

Sector Risk | If certain industry sectors or types of securities don't perform as well as the Fund expects, the Fund's performance could suffer.

8.

Excluded Security Risk | Because the Fund does not invest in Excluded Securities (including certain REITs), and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other Funds that invest in a broader array of securities.

9.

Non-Diversification Risk | Because the Fund may invest in a smaller number of securities, adverse changes to a single security will have a more pronounced negative effect on the Fund than if the Fund's investments were more widely distributed.

10.

Who Should Buy This Fund | The Fund is most appropriate for investors who seek a hedge against inflation, understand the risks of investing in each of the various asset classes, and who are willing to accept moderate amounts of volatility and risk.

ALL PORTIONS OF THE STATUTORY PROSPECTUS NOT CHANGED BY THIS SUPPLEMENT OR OTHER SUPPLEMENTS SHALL REMAIN IN FULL FORCE AND EFFECT.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TIMOTHY PLAN
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
Supplement [Text Block]	cik0000916490_SupplementTextBlock

Supplement Dated September 27, 2011

to the Statutory Prospectus of the

Timothy Plan Family of Funds

Dated January 31, 2011

The Summary/Statutory Prospectus of the Timothy Plan Family of Funds, dated January 31, 2011, is amended as follows:

The Section of the Statutory Prospectus relating to the Timothy Plan Defensive Strategies Fund, entitled "Principal Investment Strategies", appearing on pages 34 and 55, is deleted and replaced in its entirety with:

PRINCIPAL INVESTMENT STRATEGIES

Real Estate Investment Trusts (REITs), that invest in different kinds of real estate or real estate related assets, including shopping centers, office buildings, hotels, and mortgages secured by real estate, all of which are historically sensitive to both inflation and deflation.

Commodities-based securities, including but not limited to, exchange traded funds (ETFs), other pooled investment fund securities, and commodities-related stocks, for the purpose of providing the opportunity to invest in inflation sensitive physical commodities and/or commodities futures markets . ETFs are investment securities that are registered as investment companies and invest in a basket of other securities, mostly common stocks, that are included in a specific index. Pooled investment fund securities are securities that invest in a basket of other securities, mainly stocks, but are not registered as investment companies and do not trade on an exchange.

Various Fixed Income securities and Treasury-Inflation Protection Securities (TIPS). TIPS have coupon payments and underlying principal that are automatically increased to compensate for inflation as measured by the consumer price index (CPI). The fixed income securities in which the Fund may invest, other than TIPS, include U.S. Treasury bills, notes and bonds, corporate notes and bonds, and federal agency-issued securities.

Cash and cash equivalents.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies by taking large, small, or even no position in any one or more of the Asset Classes in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund's assets will be held in cash and/or cash equivalents.

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund's investment objective. To allow for optimal flexibility, the Fund is classified as a "non-diversified" fund, and, as such the Fund's portfolio may include the securities of a smaller total number of issuers than if the Fund were classified as "diversified".

The Section of the Statutory Prospectus relating to the Timothy Plan Defensive Strategies Fund, entitled "Principal Risks", appearing on pages 35 and 55, is deleted and replaced in its entirety with:

PRINCIPAL RISKS

1.

General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.

Real Estate Investment Trust Risk | The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks. The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

3.

Commodities-based Exchange Traded Funds | Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in Commodity ETFs the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund's risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible the Fund's entire ETF investment could be lost.

4.

Treasury-Inflation Protection Securities Risk | Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Adviser and Investment Managers.

5.

Interest Rate Risk | When interest rates rise, bond prices fall; the higher the Fund's duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund's portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

6.

Credit Risk | The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fund will only invest in investment-grade bonds. The degree of risk for a particular security may be reflected in its credit rating. Bonds rated at the time of purchase BBB by Standard & Poor's, or unrated, but determined to be of comparable quality by the investment manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

7.

Sector Risk | If certain industry sectors or types of securities don't perform as well as the Fund expects, the Fund's performance could suffer.

8.

Excluded Security Risk | Because the Fund does not invest in Excluded Securities (including certain REITs), and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other Funds that invest in a broader array of securities.

9.

Non-Diversification Risk | Because the Fund may invest in a smaller number of securities, adverse changes to a single security will have a more pronounced negative effect on the Fund than if the Fund's investments were more widely distributed.

10.

Who Should Buy This Fund | The Fund is most appropriate for investors who seek a hedge against inflation, understand the risks of investing in each of the various asset classes, and who are willing to accept moderate amounts of volatility and risk.

ALL PORTIONS OF THE STATUTORY PROSPECTUS NOT CHANGED BY THIS SUPPLEMENT OR OTHER SUPPLEMENTS SHALL REMAIN IN FULL FORCE AND EFFECT.

Timothy Plan Defensive Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916490_SupplementTextBlock

Supplement Dated September 27, 2011

to the Statutory Prospectus of the

Timothy Plan Family of Funds

Dated January 31, 2011

The Summary/Statutory Prospectus of the Timothy Plan Family of Funds, dated January 31, 2011, is amended as follows:

The Section of the Statutory Prospectus relating to the Timothy Plan Defensive Strategies Fund, entitled "Principal Investment Strategies", appearing on pages 34 and 55, is deleted and replaced in its entirety with:

PRINCIPAL INVESTMENT STRATEGIES

Real Estate Investment Trusts (REITs), that invest in different kinds of real estate or real estate related assets, including shopping centers, office buildings, hotels, and mortgages secured by real estate, all of which are historically sensitive to both inflation and deflation.

Commodities-based securities, including but not limited to, exchange traded funds (ETFs), other pooled investment fund securities, and commodities-related stocks, for the purpose of providing the opportunity to invest in inflation sensitive physical commodities and/or commodities futures markets . ETFs are investment securities that are registered as investment companies and invest in a basket of other securities, mostly common stocks, that are included in a specific index. Pooled investment fund securities are securities that invest in a basket of other securities, mainly stocks, but are not registered as investment companies and do not trade on an exchange.

Various Fixed Income securities and Treasury-Inflation Protection Securities (TIPS). TIPS have coupon payments and underlying principal that are automatically increased to compensate for inflation as measured by the consumer price index (CPI). The fixed income securities in which the Fund may invest, other than TIPS, include U.S. Treasury bills, notes and bonds, corporate notes and bonds, and federal agency-issued securities.

Cash and cash equivalents.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies by taking large, small, or even no position in any one or more of the Asset Classes in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund's assets will be held in cash and/or cash equivalents.

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund's investment objective. To allow for optimal flexibility, the Fund is classified as a "non-diversified" fund, and, as such the Fund's portfolio may include the securities of a smaller total number of issuers than if the Fund were classified as "diversified".

The Section of the Statutory Prospectus relating to the Timothy Plan Defensive Strategies Fund, entitled "Principal Risks", appearing on pages 35 and 55, is deleted and replaced in its entirety with:

PRINCIPAL RISKS

1.

General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.

Real Estate Investment Trust Risk | The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks. The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

3.

Commodities-based Exchange Traded Funds | Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in Commodity ETFs the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund's risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible the Fund's entire ETF investment could be lost.

4.

Treasury-Inflation Protection Securities Risk | Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Adviser and Investment Managers.

5.

Interest Rate Risk | When interest rates rise, bond prices fall; the higher the Fund's duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund's portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

6.

Credit Risk | The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fund will only invest in investment-grade bonds. The degree of risk for a particular security may be reflected in its credit rating. Bonds rated at the time of purchase BBB by Standard & Poor's, or unrated, but determined to be of comparable quality by the investment manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

7.

Sector Risk | If certain industry sectors or types of securities don't perform as well as the Fund expects, the Fund's performance could suffer.

8.

Excluded Security Risk | Because the Fund does not invest in Excluded Securities (including certain REITs), and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other Funds that invest in a broader array of securities.

9.

Non-Diversification Risk | Because the Fund may invest in a smaller number of securities, adverse changes to a single security will have a more pronounced negative effect on the Fund than if the Fund's investments were more widely distributed.

10.

Who Should Buy This Fund | The Fund is most appropriate for investors who seek a hedge against inflation, understand the risks of investing in each of the various asset classes, and who are willing to accept moderate amounts of volatility and risk.

ALL PORTIONS OF THE STATUTORY PROSPECTUS NOT CHANGED BY THIS SUPPLEMENT OR OTHER SUPPLEMENTS SHALL REMAIN IN FULL FORCE AND EFFECT.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Real Estate Investment Trusts (REITs), that invest in different kinds of real estate or real estate related assets, including shopping centers, office buildings, hotels, and mortgages secured by real estate, all of which are historically sensitive to both inflation and deflation.

Commodities-based securities, including but not limited to, exchange traded funds (ETFs), other pooled investment fund securities, and commodities-related stocks, for the purpose of providing the opportunity to invest in inflation sensitive physical commodities and/or commodities futures markets . ETFs are investment securities that are registered as investment companies and invest in a basket of other securities, mostly common stocks, that are included in a specific index. Pooled investment fund securities are securities that invest in a basket of other securities, mainly stocks, but are not registered as investment companies and do not trade on an exchange.

Various Fixed Income securities and Treasury-Inflation Protection Securities (TIPS). TIPS have coupon payments and underlying principal that are automatically increased to compensate for inflation as measured by the consumer price index (CPI). The fixed income securities in which the Fund may invest, other than TIPS, include U.S. Treasury bills, notes and bonds, corporate notes and bonds, and federal agency-issued securities.

Cash and cash equivalents.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies by taking large, small, or even no position in any one or more of the Asset Classes in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund's assets will be held in cash and/or cash equivalents.

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund's investment objective. To allow for optimal flexibility, the Fund is classified as a "non-diversified" fund, and, as such the Fund's portfolio may include the securities of a smaller total number of issuers than if the Fund were classified as "diversified".

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

1.

General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.

Real Estate Investment Trust Risk | The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks. The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

3.

Commodities-based Exchange Traded Funds | Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in Commodity ETFs the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund's risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible the Fund's entire ETF investment could be lost.

4.

Treasury-Inflation Protection Securities Risk | Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Adviser and Investment Managers.

5.

Interest Rate Risk | When interest rates rise, bond prices fall; the higher the Fund's duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund's portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

6.

Credit Risk | The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fund will only invest in investment-grade bonds. The degree of risk for a particular security may be reflected in its credit rating. Bonds rated at the time of purchase BBB by Standard & Poor's, or unrated, but determined to be of comparable quality by the investment manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

7.

Sector Risk | If certain industry sectors or types of securities don't perform as well as the Fund expects, the Fund's performance could suffer.

8.

Excluded Security Risk | Because the Fund does not invest in Excluded Securities (including certain REITs), and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other Funds that invest in a broader array of securities.

9.

Non-Diversification Risk | Because the Fund may invest in a smaller number of securities, adverse changes to a single security will have a more pronounced negative effect on the Fund than if the Fund's investments were more widely distributed.

10.

Who Should Buy This Fund | The Fund is most appropriate for investors who seek a hedge against inflation, understand the risks of investing in each of the various asset classes, and who are willing to accept moderate amounts of volatility and risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with most other mutual funds, you can lose money by investing in this Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk | Because the Fund may invest in a smaller number of securities, adverse changes to a single security will have a more pronounced negative effect on the Fund than if the Fund's investments were more widely distributed.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 31, 2011